Consolidated Statement of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Revenue	$ 3,276,810	$ 8,940,206	$ 4,329,466	$ 9,009,326	$ 10,839,955	$ 20,772,028	$ 0
Cost of sales	2,765,087	7,957,023	3,670,799	8,020,566	9,642,803	17,781,011	0
Gross profit	511,723	983,183	658,667	988,760	1,197,152	2,991,017	0
Operating expenses:
Selling expenses	5,337	6,668	23,527	16,015	24,184	21,912	5,479
General and administrative expenses	544,865	401,734	1,712,892	1,027,521	1,699,679	1,216,041	745,127
Total operating expenses	550,202	408,402	1,736,419	1,043,536	1,723,863	1,237,953	750,606
(Loss) gain from operations	(38,479)	574,781	(1,077,752)	(54,776)	(526,711)	1,753,064	(750,606)
Other (expenses) income
Interest income	116	136	1,154	136
Interest expense					276	(178,661)	(44,909)
Other expenses	0	0	(53)	0	0	(90)	0
Non-operating income (expense)	1,079	(767)	7,496	135,296	144,933	0	0
Exchange gain (loss)	0	8	0	(17,910)	0	(13)	389
Total other income (expenses), net	1,195	(623)	8,597	117,522	145,209	(178,764)	(44,520)
Net (loss) income before taxes	(37,284)	574,158	(1,069,155)	62,746	(381,502)	1,574,300	(795,126)
Income tax expenses	(71,372)	(295,439)	(11,442)	(222,361)	(226,682)	(916,840)	113,932
Net (loss) income after taxes	(108,656)	278,719	(1,080,597)	(159,615)	(608,184)	657,460	(681,194)
Foreign currency translation adjustment	(20,679)	151,172	(365,958)	(420,880)	(694,964)	7,492	7,552
Comprehensive (loss) income	$ (129,335)	$ 429,891	$ (1,446,555)	$ (580,495)	$ (1,303,148)	$ 664,952	$ (673,642)
Net (loss) income per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	591,042,000	591,042,000	591,042,000	591,042,000	591,042,000	597,907,753	284,206,285